Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2020
Leases1 [Abstract]
Disclosure of Lease Receivables

	2020			2019
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	3,108	(257)	2,851	1,674	(157)	1,517
One to two years	2,476	(196)	2,280	1,634	(155)	1,479
Two to three years	2,055	(143)	1,912	1,889	(151)	1,738
Three to four years	1,380	(109)	1,271	1,704	(136)	1,568
Four to five years	787	(80)	707	1,558	(132)	1,426
Later than one year and no later than five years	6,698	(528)	6,170	6,785	(574)	6,211
Later than five years	4,221	(451)	3,770	6,136	(614)	5,522
At 31 Dec	14,027	(1,236)	12,791	14,595	(1,345)	13,250